Long-Term Debt - Term Bank Loans (Details)				1 Months Ended	4 Months Ended		5 Months Ended		7 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 12, 2016 USD ($)	Jan. 11, 2016 USD ($)	Nov. 05, 2015 USD ($)	Feb. 05, 2016 USD ($)	Apr. 23, 2015 USD ($)	Apr. 22, 2015 USD ($)	May. 26, 2015 USD ($)	May. 25, 2015 USD ($)	Jul. 29, 2015 USD ($)	Oct. 22, 2015 USD ($)	Dec. 01, 2015 USD ($)	Nov. 27, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Term loan balances, with balloon payments due at maturity between May 2016 and February 2025													$ 861,886,000		$ 686,206,000
LR1 Tanker Under Construction
Debt Instrument [Line Items]
Debt Instrument Face Amount						$ 35,190,000
Duration of term bank loan						5 years
Amount drawn down					$ 7,038,000
Number of repayment installments						10
Debt periodic payment													semi-annual
Debt periodic payment amount						$ 977,500
Debt balloon payment						25,415,000
LR1 Tanker Under Construction
Debt Instrument [Line Items]
Debt Instrument Face Amount						$ 35,190,000
Duration of term bank loan						7 years
Amount drawn down						$ 7,038,000
Number of repayment installments						14
Debt periodic payment													semi-annual
Debt periodic payment amount, proportion to amount drawn down						0.03125
Shuttle Tanker Under Construction
Debt Instrument [Line Items]
Debt Instrument Face Amount								$ 73,500,000
Duration of term bank loan								8 years
Amount drawn down							$ 9,800,000
Number of repayment installments								16
Debt periodic payment													semi-annual
Debt periodic payment amount								$ 2,300,000
Debt balloon payment								$ 36,700,000
Panamax tankers Socrates and Selecao
Debt Instrument [Line Items]
Debt Instrument Face Amount									$ 46,217,000
Duration of term bank loan									6 years
Amount drawn down									$ 46,217,000
Number of repayment installments									12
Debt periodic payment													semi-annual
Debt periodic payment amount									$ 2,310,870
Debt balloon payment									$ 18,487,000
Suezmax tanker Pentathlon
Debt Instrument [Line Items]
Debt Instrument Face Amount										$ 39,900,000
Duration of term bank loan										7 years
Amount drawn down			$ 39,900,000
Number of repayment installments										14
Debt periodic payment													semi-annual
Debt periodic payment amount										$ 1,813,640
Debt balloon payment										$ 14,509,000
Suezmax tanker Silia T, panamax tanker Andes and handysize tankers Didimon, Byzantion and Bosporos
Debt Instrument [Line Items]
Debt Instrument Face Amount												$ 82,775,000
Duration of term bank loan												4 years 6 months
Amount drawn down		$ 31,150,000									$ 51,625,000
Number of loan tranches												2
Number of repayment installments												9
Debt periodic payment													semi-annual
Debt periodic payment amount												$ 5,173,550
Debt balloon payment												$ 36,213,000
Handysize tankers Byzantion and Bosporos
Debt Instrument [Line Items]
Repayments Of Debt	$ 47,147,000
Suezmax tanker Decathlon
Debt Instrument [Line Items]
Debt Instrument Face Amount														$ 44,800,000
Duration of term bank loan														7 years
Amount drawn down				$ 44,800,000
Number of repayment installments														14
Debt periodic payment													semi-annual
Debt periodic payment amount														$ 1,600,000
Debt balloon payment														$ 22,400,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment													quarterly or semi-annual
Variable rate basis													LIBOR
Minimum spread applied over LIBOR													2.02%
Maximum spread applied over LIBOR													4.07%
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument Maturity Date													May 31, 2016
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument Maturity Date													Feb. 28, 2025